Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Leases balances
Right-of-use asset	€ 3,474,514		€ 3,612,456
Lease Agreements
Lease Transactions
Depreciation	6,304	€ 6,233
Interest expense	486	591
Lease expense	23	223
Leases balances
Right-of-use asset	104,528		110,041
Lease liability	107,849		112,863
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,649	1,630
Interest expense	63	215
Lease expense	23	223
Leases balances
Right-of-use asset	21,494		22,997
Lease liability	22,195		24,953
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	4,655	4,603
Interest expense	423	€ 376
Leases balances
Right-of-use asset	83,034		87,044
Lease liability	€ 85,654		€ 87,910